Description of Business and Summary of Significant Accounting Policies And Going Concern - Major Customers and Concentrations of Risks (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) customer	Mar. 31, 2022 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)
Description of Business and Summary of Significant Accounting Policies And Going Concern
Cash and Cash Equivalents | $	$ 773,114	$ 5,836,151	$ 1,254,494	$ 3,475,695	$ 1,469,952
Bank accounts
Description of Business and Summary of Significant Accounting Policies And Going Concern
Cash and Cash Equivalents | $	$ 284,000		$ 71,000	$ 2,250,000
Accounts receivable | Customer concentration | Customer one
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers	3		3	3
Concentration risk (as a percent)	93.21%		95.37%	92.00%
Accounts receivable | Customer concentration | Customer two
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers			3
Concentration risk (as a percent)	62.04%		36.90%	51.00%
Accounts receivable | Customer concentration | Customer three
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)	15.94%		32.69%	31.00%
Accounts receivable | Customer concentration | Customer four
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)	15.23%		25.78%	10.00%
Revenue from contract with customer | Customer concentration
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers			3	3
Revenue from contract with customer | Customer concentration | Customer
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)			93.60%	91.97%
Revenue from contract with customer | Customer concentration | S&P 500 Bank
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)			18.36%	29.25%
Revenue from contract with customer | Customer concentration | ICE
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)			61.01%	45.69%
Sales revenue net | Customer concentration
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers	3	1
Sales revenue net | Customer concentration | Customer
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)	78.77%	79.42%
Sales revenue net | Customer concentration | S&P 500 Bank
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)	40.14%
Sales revenue net | Customer concentration | Mastercard
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)	25.08%
Sales revenue net | Customer concentration | FIS
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)	13.55%